Basis Of Preparation_Presentation Of Interest Income Arising From Financial Assets Measured At Fair Value Through Profit Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reclassification Of Interest Income Arising From Financial Assets Liabilities At Fair Value Through Profit Or Loss [Abstract]
Increase In Revenue From Interest	₩ 748,360	₩ 536,605	₩ 313,077
Decrease In Net Gain Loss On Financial Assets Liabilities At Fair Value Through Profit Or Loss	(748,360)	0	0
Decrease In Net Gain Loss On Financial Assets Liabilities At Fair Value Through Profit Or Loss Per IAS 39	₩ 0	₩ (536,605)	₩ (313,077)
Net Impact Arising From Change In Classification Of Interest Income On The Consolidated Statements Of Financial Position And Total Comprehensive Income	The consolidated statement of comprehensive income for year ended December 31, 2017, has been restated by adjusting classification of interest income. The Group does not expect the change in accounting policy to have an impact on the consolidated statements of financial position, and total comprehensive income.	The consolidated statement of comprehensive income for year ended December 31, 2017, has been restated by adjusting classification of interest income. The Group does not expect the change in accounting policy to have an impact on the consolidated statements of financial position, and total comprehensive income.	The consolidated statement of comprehensive income for year ended December 31, 2017, has been restated by adjusting classification of interest income. The Group does not expect the change in accounting policy to have an impact on the consolidated statements of financial position, and total comprehensive income.